Consolidated Balance Sheets (Allied Integral United Inc) (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	328,925	328,925
Preferred stock, shares outstanding	328,925	328,925
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	3,151,780	1,773,189
Common stock, shares outstanding	3,151,780	1,773,189
Allied Integral United Inc [Member]
Accounts receivable, net of allowances	$ 68,911	$ 63,895
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	30,000,000	30,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	863,407	410,091
Common stock, shares outstanding	863,407	410,091
Allied Integral United Inc [Member] | Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	15,000,000	15,000,000
Preferred stock, shares issued	9,213,705	8,666,481
Preferred stock, shares outstanding	9,213,705	8,666,481
Preferred stock, liquidation value	$ 184,274,100	$ 173,329,620